Schedule II-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts and Reserves

MOHAWK GROUP HOLDINGS, INC. AND SUBSIDIARIES

Schedule II—Valuation and Qualifying Accounts and Reserves

(All amounts in thousands)

Description	Balance at Beginning of Period	Charged to Costs & Expenses	Charged to Other Accounts	Accounts Written Off or Deductions	Balance at End of Period
Year-ended December 31, 2017
Allowance for doubtful accounts	$465	$—	$—	$—	$465
Deferred tax valuation allowance	$3,729	$—	$4,161	$—	$7,890
Year-ended December 31, 2018
Allowance for doubtful accounts	$465	$—	$—	$465	$—
Deferred tax valuation allowance	$7,890	$—	$7,277	$—	$15,167